Cover	Feb. 13, 2026
Entity Information [Line Items]
Entity Registrant Name	DoubleLine Opportunistic Credit Fund
Entity Central Index Key	0001525201
Amendment Flag	false
Document Type	DEF 14A
DoubleLine Income Solutions Fund [Member]
Entity Information [Line Items]
Entity Registrant Name	DoubleLine Income Solutions Fund
Entity Central Index Key	0001566388
DoubleLine Yield Opportunities Fund [Member]
Entity Information [Line Items]
Entity Registrant Name	DoubleLine Yield Opportunities Fund
Entity Central Index Key	0001788399